STOCKHOLDERS’ EQUITY	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY	STOCKHOLDERS’ EQUITY
Common Stock
As of March 31, 2025, the Company was authorized to issue 600.0 million total shares of capital stock, consisting of 300.0 million shares of common stock and 300.0 million shares of preferred stock. As of March 31, 2025 and December 31, 2024, there were 95.1 million and 95.0 million, shares of common stock outstanding, respectively, and no shares of preferred stock outstanding.